CONVERTIBLE DEBT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2004
Debt Conversion [Line Items]
Convertible Debt inducement expenses			$ 108
Promissory Note [Member]
Debt Conversion [Line Items]
Convertible debt				2,000
Convertible Debt inducement expenses			$ 108
Shares issued for debt conversion			39,407
Conversion price			$ 0.48